Risk management (Details 10) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 22,024,307	R$ 19,536,350	R$ 18,295,923	R$ 18,958,671
Services payable	838,703	750,732
Public-Private Partnership - PPP	2,787,032	2,798,688
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	22,024,307	19,536,350
Trade payables and contractors	490,494	456,215
Services payable	838,703	750,732
Program contract commitments	33,035	34,016
Public-Private Partnership - PPP	3,222,703	3,286,614
Fair Values [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	22,444,692	19,950,055
Trade payables and contractors	490,494	456,215
Services payable	838,703	750,732
Program contract commitments	33,035	34,016
Public-Private Partnership - PPP	R$ 3,222,703	R$ 3,286,614